                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07117

Morgan Stanley Limited Duration Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                  (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: April 30, 2005

Date of reporting period: January 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2005 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                                        COUPON   MATURITY
THOUSANDS                                                                                         RATE      DATE         VALUE
---------                                                                                        -------  ---------   -----------
                  CORPORATE BONDS (49.1%)
                  Aerospace & Defense (0.6%)
$     615         Mcdonnell Douglas Corp.                                                          6.875%  11/01/06   $   647,327
      465         Northrop Grumman Corp.                                                           4.079   11/16/06       468,106
      965         Raytheon Co.                                                                      4.85   01/15/11       989,409
      105         Raytheon Co.                                                                      6.75   08/15/07       112,349
      385         Raytheon Co.                                                                      8.30   03/01/10       453,989
                                                                                                                      -----------
                                                                                                                        2,671,180
                                                                                                                      -----------
                  Air Freight/Couriers (0.2%)
      770         FedEx Corp.                                                                       2.65   04/01/07       752,064
                                                                                                                      -----------
                  Airlines (0.2%)
      615         Southwest Airlines Co. (Series 01-1)                                             5.496   11/01/06       631,201
                                                                                                                      -----------
                  Auto Parts: O.E.M. (0.2%)
      745         Johnson Controls, Inc.                                                            5.00   11/15/06       761,786
                                                                                                                      -----------
                  Beverages: Alcoholic (0.2%)
      880         Miller Brewing Co. - 144A*                                                        4.25   08/15/08       885,400
                                                                                                                      -----------
                  Broadcasting (0.3%)
    1,275         Clear Channel Communications, Inc.                                                7.65   09/15/10     1,443,176
                                                                                                                      -----------
                  Building Products (0.3%)
      275         Masco Corp.                                                                      4.625   08/15/07       280,346
      795         Masco Corp.                                                                       6.75   03/15/06       824,952
                                                                                                                      -----------
                                                                                                                        1,105,298
                                                                                                                      -----------
                  Cable/Satellite TV (0.8%)
    1,120         Comcast Cable Communications, Inc.                                               6.875   06/15/09     1,238,275
      705         Comcast Corp.                                                                     5.85   01/15/10       753,206
      350         Cox Communications Inc.                                                           7.75   08/15/06       369,944
      602         Cox Communications Inc. - 144A*                                                   3.04+  12/14/07       603,564
      300         TCI Communications, Inc.                                                          8.00   08/01/05       306,955
                                                                                                                      -----------
                                                                                                                        3,271,944
                                                                                                                      -----------
                  Chemicals: Major Diversified (0.1%)
      390         ICI Wilmington Inc.                                                              4.375   12/01/08       392,212
                                                                                                                      -----------
                  Containers/Packaging (0.1%)
      205         Sealed Air Corp. - 144A*                                                          6.95   05/15/09       223,310
                                                                                                                      -----------
                  Department Stores (1.0%)
      160         Federated Department Stores, Inc.                                                 6.30   04/01/09       171,905
    1,740         Federated Department Stores, Inc.                                                6.625   09/01/08     1,879,231
      430         May Department Stores Co., Inc.                                                  6.875   11/01/05       440,814
    1,600         May Department Stores Co., Inc.                                                   3.95   07/15/07     1,598,598
                                                                                                                      -----------
                                                                                                                        4,090,548
                                                                                                                      -----------
                  Discount Stores (0.7%)
    2,605         Target Corp.                                                                      5.95   05/15/06     2,690,478
      310         Target Corp.                                                                      7.50   02/15/05       310,470
                                                                                                                      -----------
                                                                                                                        3,000,948
                                                                                                                      -----------
                  Drugstore Chains (0.4%)
      135         CVS Corp.                                                                        3.875   11/01/07       135,064
    1,455         CVS Corp.                                                                        5.625   03/15/06     1,488,360
                                                                                                                      -----------
                                                                                                                        1,623,424
                                                                                                                      -----------
                  Electric Utilities (4.8%)
      815         Appalachian Power Co. (Series G)                                                  3.60   05/15/08       803,720
    1,400         Columbus Southern Power Co.                                                       4.40   12/01/10     1,389,772
    2,985         Consolidated Natural Gas Co. (Series B)                                          5.375   11/01/06     3,068,279
      590         Consumers Energy Co.                                                              4.80   02/17/09       602,774
    1,365         DTE Energy Co.                                                                    6.45   06/01/06     1,413,561
      475         Duke Energy Corp.                                                                 3.75   03/05/08       473,056
      735         Duke Energy Corp.                                                                 4.50   04/01/10       742,684
      485         Entergy Gulf States, Inc.                                                         3.60   06/01/08       476,538
      515         Entergy Gulf States, Inc.                                                         2.80+  12/01/09       515,122
      690         Exelon Corp.                                                                      6.75   05/01/11       771,290
    1,820         FPL Group Capital Inc.                                                            3.25   04/11/06     1,817,103
    1,530         Pacific Gas & Electric Co.                                                        3.60   03/01/09     1,502,010
      235         Panhandle Eastern Pipe Line Co. (Series B)                                        2.75   03/15/07       229,531
      835         Peco Energy Co.                                                                   3.50   05/01/08       825,276
    1,920         Pinnacle West Capital Corp.                                                       6.40   04/01/06     1,967,445
    2,725         Public Service Electric & Gas Co.                                                 2.66+  06/23/06     2,724,401
      485         Wisconsin Electric Power Co.                                                      3.50   12/01/07       482,092
      360         Wisconsin Electric Power Co.                                                      4.50   05/15/13       359,756
                                                                                                                      -----------
                                                                                                                       20,164,410
                                                                                                                      -----------

                  Electrical Products (0.2%)
      680         Cooper Industries Inc.                                                            5.25   07/01/07       701,440
                                                                                                                       ----------
                  Environmental Services (0.1%)
      510         WMX Technologies, Inc.                                                            7.00   10/15/06       537,723
                                                                                                                       ----------
                  Finance/Rental/Leasing (3.1%)
    1,350         American Honda Finance Corp. - 144A*                                              3.85   11/06/08     1,342,813
    1,300         CIT Group Inc.                                                                    2.42+  11/04/05     1,302,291
      545         CIT Group Inc.                                                                   2.875   09/29/06       538,400
    1,035         CIT Group Inc.                                                                    6.50   02/07/06     1,067,655
    1,325         CIT Group Inc.                                                                   7.375   04/02/07     1,423,605
    1,640         Countrywide Home Loans, Inc. (Series MTN)                                         3.25   05/21/08     1,598,738
    1,845         Ford Motor Credit Co.                                                            6.875   02/01/06     1,892,632
      305         MBNA America Bank NA                                                              7.75   09/15/05       313,129
    1,535         MBNA Corp.                                                                       6.125   03/01/13     1,660,720
    1,945         SLM Corp.                                                                         4.00   01/15/10     1,923,198
                                                                                                                       ----------
                                                                                                                       13,063,181
                                                                                                                       ----------
                  Financial Conglomerates (6.1%)
      440         Bank One Corp. (Series MTNA)                                                      6.00   02/17/09       469,263
    1,300         Bank One NA Illinois                                                              2.30+  05/05/06     1,302,311
    1,390         Bank One NA Illinois                                                              5.50   03/26/07     1,443,294
      410         Chase Manhattan Corp.                                                             6.00   02/15/09       436,195
      145         Chase Manhattan Corp.                                                             7.00   11/15/09       161,248
      750         Citicorp                                                                         6.375   11/15/08       815,028
      585         Citicorp                                                                          6.75   08/15/05       596,602
    2,505         Citigroup Global Markets                                                          2.58+  12/12/06     2,506,072
      835         Citigroup Inc.                                                                    5.50   08/09/06       860,197
    1,205         Citigroup Inc.                                                                    5.75   05/10/06     1,239,778
    2,215         General Electric Capital Corp.                                                    4.25   12/01/10     2,212,663
    2,550         General Electric Capital Corp.                                                   5.375   03/15/07     2,638,169
    2,225         General Motors Acceptance Corp.                                                   4.50   07/15/06     2,216,814
    2,870         General Motors Acceptance Corp.                                                  6.125   08/28/07     2,914,034
    1,150         Ing Security Life Institutional - 144A*                                           2.70   02/15/07     1,126,465
      820         JP Morgan Chase & Co.                                                             5.25   05/30/07       848,811
    1,475         Pricoa Global Funding I - 144A*                                                   3.90   12/15/08     1,468,314
    1,470         Prudential Funding LLC (Series MTN) - 144A*                                       6.60   05/15/08     1,585,626
      860         Prudential Insurance Co. - 144A*                                                 6.375   07/23/06       900,354
                                                                                                                       ----------
                                                                                                                       25,741,238
                                                                                                                       ----------
                  Food Retail (1.4%)
      735         Albertson's, Inc.                                                                 7.50   02/15/11       849,514
    2,510         Kroger Co.                                                                       7.625   09/15/06     2,661,185
    2,318         Safeway Inc.                                                                      6.15   03/01/06     2,383,006
                                                                                                                       ----------
                                                                                                                        5,893,705
                                                                                                                       ----------
                  Food: Major Diversified (1.0%)
    1,300         Conagra Foods, Inc.                                                               6.00   09/15/06     1,347,551
      325         General Mills Inc.                                                               3.875   11/30/07       324,701
      730         Kraft Foods Inc.                                                                  4.00   10/01/08       729,278
    1,790         Kraft Foods Inc.                                                                  5.25   06/01/07     1,846,881
                                                                                                                       ----------
                                                                                                                        4,248,411
                                                                                                                       ----------
                  Forest Products (0.4%)
      202         Weyerhaeuser Co.                                                                 6.125   03/15/07       211,762
    1,315         Weyerhaeuser Co.                                                                  6.75   03/15/12     1,492,906
                                                                                                                       ----------
                                                                                                                        1,704,668
                                                                                                                       ----------
                  Gas Distributors (0.5%)
      450         Nisource Finance Corp.                                                           2.915+  11/23/09       450,490
      176         Ras Laffan Liquid Natural Gas Co. Ltd. - 144A* (Qatar)                           7.628   09/15/06       183,891
    1,610         Sempra Energy                                                                     4.75   05/15/09     1,632,244
                                                                                                                       ----------
                                                                                                                        2,266,625
                                                                                                                       ----------
                  Home Building (0.1%)
      240         Centex Corp.                                                                      9.75   06/15/05       244,982
                                                                                                                       ----------
                  Home Furnishings (0.2%)
      630         Mohawk Industries, Inc. (Class C)                                                 6.50   04/15/07       665,871
                                                                                                                       ----------
                  Home Improvement Chains (0.1%)
      565         Lowe's Companies, Inc.                                                            7.50   12/15/05       585,849
                                                                                                                       ----------
                  Hotels/Resorts/Cruiselines (0.6%)
      795         Hyatt Equities LLC - 144A*                                                       6.875   06/15/07       832,484
    1,385         Marriott International, Inc. (Series D)                                          8.125   04/01/05     1,395,822
      130         Marriott International, Inc. (Series E)                                           7.00   01/15/08       140,872
      295         Starwood Hotels & Resorts Worldwide, Inc.                                        7.375   05/01/07       315,281
                                                                                                                       ----------
                                                                                                                        2,684,459
                                                                                                                       ----------
                  Household/Personal Care (0.2%)
      810         Clorox Co. (The)-144A*                                                           2.544+  12/14/07       810,358
                                                                                                                       ----------
                  Industrial Conglomerates (0.7%)
      715         Honeywell International Inc.                                                     6.875   10/03/05       731,782
    2,035         Honeywell International, Inc.                                                    5.125   11/01/06     2,087,255
                                                                                                                       ----------
                                                                                                                        2,819,037
                                                                                                                       ----------

                  Insurance Brokers/Services (0.5%)
    2,235         Marsh & McLennan Companies Inc.                                                  5.375   03/15/07     2,282,416
                                                                                                                       ----------
                  Integrated Oil (0.7%)
    1,210         Amerada Hess Corp.                                                                6.65   08/15/11     1,333,205
    1,728         Conoco Funding Co. (Canada)                                                       5.45   10/15/06     1,782,823
                                                                                                                       ----------
                                                                                                                        3,116,028
                                                                                                                       ----------
                  Investment Banks/Brokers (1.4%)
    2,370         Goldman Sachs Group Inc.                                                         4.125   01/15/08     2,392,264
    3,222         Lehman Brothers Holdings, Inc.                                                    8.25   06/15/07     3,554,082
                                                                                                                       ----------
                                                                                                                        5,946,346
                                                                                                                       ----------
                  Investment Managers (1.4%)
    5,030         TIAA Global Markets - 144A*                                                      3.875   01/22/08     5,038,642
    1,045         TIAA Global Markets - 144A*                                                       5.00   03/01/07     1,071,806
                                                                                                                       ----------
                                                                                                                        6,110,448
                                                                                                                       ----------
                  Life/Health Insurance (2.3%)
    3,895         Genworth Financial, Inc.                                                          2.64+  06/15/07     3,897,719
    2,025         John Hancock Financial Services, Inc.                                            5.625   12/01/08     2,139,984
      635         John Hancock Global Funding - 144A*                                              5.625   06/27/06       652,047
      460         John Hancock Global Funding II - 144A*                                            7.90   07/02/10       537,722
      495         Monumental Global Funding II - 144A*                                              3.85   03/03/08       495,362
    2,125         Monumental Global Funding II - 144A*                                              6.05   01/19/06     2,177,672
                                                                                                                       ----------
                                                                                                                        9,900,506
                                                                                                                       ----------
                  Major Banks (4.7%)
    1,815         ABN Amro Bank (Netherlands)                                                       2.33+  05/11/07     1,817,238
    2,640         Bank of America Corp.                                                            3.375   02/17/09     2,582,160
      515         Bank of America Corp.                                                            3.875   01/15/08       516,768
      765         Bank of America Corp.                                                             4.75   10/15/06       781,281
       80         Bank of America Corp.                                                             5.25   02/01/07        82,479
      400         Bank of New York Co., Inc. (The)                                                  5.20   07/01/07       413,922
    3,405         Branch Banking & Trust Corp.                                                     2.489+  06/04/07     3,409,215
    1,050         FleetBoston Financial Corp.                                                       7.25   09/15/05     1,076,672
      395         HSBC Finance Corp.                                                                6.75   05/15/11       443,862
      820         Huntington National Bank                                                          2.75   10/16/06       808,616
    1,260         Key Bank NA                                                                      7.125   08/15/06     1,325,316
    2,000         Suntrust Bank Atlanta                                                             7.25   09/15/06     2,113,882
      520         Wachovia Corp.                                                                   3.625   02/17/09       513,073
    1,240         Wachovia Corp.                                                                    4.95   11/01/06     1,269,472
    1,500         Wachovia Corp.                                                                   6.875   09/15/05     1,533,486
    1,165         Wells Fargo Co.                                                                  2.519+  03/03/06     1,166,735
                                                                                                                       ----------
                                                                                                                       19,854,177
                                                                                                                       ----------
                  Major Telecommunications (1.8%)
    1,360         Deutsche Telekom International Finance Corp. (Netherlands)                        8.50   06/15/10     1,615,914
    1,925         GTE Corp.                                                                         6.36   04/15/06     1,987,299
      140         Telecom Italia Capital SpA - 144A* (Luxembourg)                                   4.00   01/15/10       136,855
      535         Telecom Italia Capital SpA (Luxembourg)                                           4.00   11/15/08       531,247
    1,040         Verizon Global Funding  Corp.                                                    6.125   06/15/07     1,096,495
    2,000         Verizon Global Funding Corp.                                                      7.25   12/01/10     2,285,518
                                                                                                                       ----------
                                                                                                                        7,653,328
                                                                                                                       ----------
                  Managed Health Care (1.6%)
      870         Aetna, Inc.                                                                      7.375   03/01/06       901,825
    1,140         Aetna, Inc.                                                                      7.875   03/01/11     1,336,500
    1,245         Anthem, Inc.                                                                     4.875   08/01/05     1,252,441
      680         UnitedHealth Group Inc.                                                          4.125   08/15/09       677,767
    1,590         UnitedHealth Group Inc.                                                           7.50   11/15/05     1,635,495
      965         WellPoint Health Networks Inc.                                                   6.375   06/15/06     1,001,478
                                                                                                                       ----------
                                                                                                                        6,805,506
                                                                                                                       ----------
                  Media Conglomerates (1.0%)
      945         News America Inc.                                                                 4.75   03/15/10       958,146
      620         News America Inc.                                                                6.625   01/09/08       664,759
      480         Time Warner, Inc.                                                                 6.15   05/01/07       503,751
    1,990         Time Warner, Inc.                                                                6.125   04/15/06     2,050,858
                                                                                                                       ----------
                                                                                                                        4,177,514
                                                                                                                       ----------
                  Motor Vehicles (0.5%)
      750         DaimlerChrysler North American Holdings Co.                                       4.05   06/04/08       746,879
    1,215         DaimlerChrysler North American Holdings Co.                                       6.40   05/15/06     1,259,033
                                                                                                                       ----------
                                                                                                                        2,005,912
                                                                                                                       ----------
                  Multi-Line Insurance (1.4%)
    1,780         American General Finance Corp. (Series MTNF)                                     5.875   07/14/06     1,838,069
      825         American General Finance Corp. (Series MTNH)                                     4.625   09/01/10       835,899
      250         Equitable Life Assurance Society - 144A*                                          6.95   12/01/05       257,097
      480         Hartford Financial Services Group, Inc.                                          2.375   06/01/06       470,556
    1,420         Hartford Financial Services Group, Inc.                                           7.75   06/15/05     1,443,646
      345         Hartford Financial Services Group, Inc.                                           7.90   06/15/10       398,115
      500         International Lease Finance Corp.                                                 3.75   08/01/07       498,194
                                                                                                                       ----------
                                                                                                                        5,741,576
                                                                                                                       ----------
                  Oil & Gas Production (0.3%)
      500         Kerr-McGee Corp.                                                                 5.875   09/15/06       516,442
      735         Nexen Inc. (Canada)                                                               5.05   11/20/13       733,963
                                                                                                                       ----------
                                                                                                                        1,250,405
                                                                                                                       ----------

                  Oil Refining/Marketing (0.5%)
      660         Ashland Inc. (Series MTNJ)                                                7.83       08/15/05           675,640
    1,355         Marathon Oil Corp.                                                       5.375       06/01/07         1,403,565
                                                                                                                      -----------
                                                                                                                        2,079,205
                                                                                                                      -----------

                  Other Consumer Services(0.2%)
      950         Cendant Corp.                                                             6.25       01/15/08         1,008,269
                                                                                                                      -----------
                  Property - Casualty Insurers (0.7%)
    1,365         Allstate Finance Global Funding II - 144A*                               2.625       10/22/06         1,342,256
    1,545         Mantis Reef Ltd. - 144A* (Australia)                                     4.692       11/14/08         1,546,009
                                                                                                                      -----------
                                                                                                                        2,888,265
                                                                                                                      -----------
                  Pulp & Paper (0.6%)
      820         International Paper Co.                                                   3.80       04/01/08           814,711
      805         MeadWestvaco Corp.                                                        2.75       12/01/05           802,209
      685         Sappi Papier Holdings AG - 144A* (Austria)                                6.75       06/15/12           762,119
                                                                                                                      -----------
                                                                                                                        2,379,039
                                                                                                                      -----------
                  Railroads (0.7%)
      300         CSX Corp.                                                                 2.75       02/15/06           297,056
      180         CSX Corp.                                                                 9.00       08/15/06           193,742
      315         Norfolk Southern Corp.                                                    7.35       05/15/07           339,160
      400         Union Pacific Corp.                                                      3.625       06/01/10           384,578
    1,710         Union Pacific Corp. (Series MTNE)                                         6.79       11/09/07         1,836,610
                                                                                                                      -----------
                                                                                                                        3,051,146
                                                                                                                      -----------
                  Real Estate Development (0.8%)
      426         World Financial Properties - 144A*                                        6.95       09/01/13           466,586
    2,649         World Financial Properties - 144A*                                        6.91       09/01/13         2,902,516
                                                                                                                      -----------
                                                                                                                        3,369,102
                                                                                                                      -----------
                  Real Estate Investment Trusts (0.7%)
    2,495         EOP Operating LP                                                         6.763       06/15/07         2,643,665
      415         EOP Operating LP                                                         8.375       03/15/06           435,547
                                                                                                                      -----------
                                                                                                                        3,079,212
                                                                                                                      -----------
                  Regional Banks (0.5%)
    1,190         US Bancorp                                                                5.10       07/15/07         1,226,117
      740         US Bank NA                                                                2.85       11/15/06           731,356
                                                                                                                      -----------
                                                                                                                        1,957,473
                                                                                                                      -----------
                  Savings Banks (1.1%)
      420         Household Finance Corp.                                                  4.125       12/15/08           420,919
      435         Household Finance Corp.                                                  5.875       02/01/09           463,085
      215         Household Finance Corp.                                                  6.375       10/15/11           237,466
    1,360         Household Finance Corp.                                                   6.40       06/17/08         1,462,162
      150         Sovereign Bank                                                            4.00       02/01/08           150,100
      355         Washington Mutual Inc.                                                    7.50       08/15/06           375,090
    1,215         Washington Mutual Inc.                                                    8.25       04/01/10         1,416,487
                                                                                                                      -----------
                                                                                                                        4,525,309
                                                                                                                      -----------
                  Tobacco (0.3%)
      780         Altria Group Inc.                                                        5.625       11/04/08           808,002
      450         Altria Group Inc.                                                         7.65       07/01/08           493,077
                                                                                                                      -----------
                                                                                                                        1,301,079
                                                                                                                      -----------
                  Trucks/Construction/Farm Machinery (1.0%)
    1,535         Caterpillar Financial Services Corp.                                     3.625       11/15/07         1,528,676
    1,100         John Deere Capital Corp.                                                 3.375       10/01/07         1,089,303
    1,655         John Deere Capital Corp.                                                  4.50       08/22/07         1,685,980
                                                                                                                      -----------
                                                                                                                        4,303,959
                                                                                                                      -----------
                  TOTAL CORPORATE BONDS
                  (Cost $211,324,133)                                                                                 207,770,668
                                                                                                                      -----------
                  U.S. GOVERNMENT AGENCIES - MORTGAGE-BACKED
                  SECURITIES (12.7%)
      253         Federal Home Loan Mortgage Corp. PC Gold                                  6.50  03/01/29 - 09/01/29     265,528
    2,437         Federal Home Loan Mortgage Corp.                                          7.50  01/01/23 - 08/01/32   2,618,280
    4,572         Federal Home Loan Mortgage Corp. PC Gold                                  7.50  01/01/30 - 12/01/32   4,911,210
    1,453         Federal Home Loan Mortgage Corp. ARM                                      3.62      07/01/34          1,445,123
    2,423         Federal Home Loan Mortgage Corp. ARM                                     4.178      08/01/34          2,436,548
   10,418         Federal National Mortgage Assoc.                                          6.50  02/01/28 - 10/01/32  10,912,016
   16,744         Federal National Mortgage Assoc.                                          7.00  07/01/25 - 12/01/33  17,727,532
    3,114         Federal National Mortgage Assoc.                                          7.50  09/01/29 - 09/01/32   3,337,351
      884         Federal National Mortgage Assoc. ARM                                     3.794      06/01/34            886,623
    1,593         Federal National Mortgage Assoc. ARM                                     3.712      07/01/34          1,592,399
    2,180         Federal National Mortgage Assoc. ARM                                     4.116      09/01/34          2,202,873
    2,033         Government National Mortgage Assoc.                                      3.375  06/20/22 - 05/20/23   2,053,416
    2,578         Government National Mortgage Assoc.                                       3.50  08/20/29 - 09/20/29   2,608,628
      468         Government National Mortgage Assoc.                                      4.625  10/20/24 - 12/20/24     476,699
                                                                                                                      -----------
                  TOTAL U.S. GOVERNMENT AGENCIES - MORTGAGE-BACKED
                  SECURITIES (Cost $53,246,490)                                                                        53,474,226
                                                                                                                      -----------
                  U.S. GOVERNMENT AGENCIES - BONDS (12.8%)
   16,760         Federal Home Loan Mortgage Corp.                                          2.75       08/15/06        16,616,786
   30,000         Federal Home Loan Mortgage Corp.                                         2.875       05/15/07        29,599,170
    7,800         Federal Home Loan Bank                                                    3.25       12/17/07         7,724,223
                                                                                                                      -----------
                  TOTAL U.S. GOVERNMENT AGENCIES - BONDS
                  (Cost $54,265,649)                                                                                   53,940,179
                                                                                                                      -----------

                  FOREIGN GOVERNMENT OBLIGATIONS (1.5%)
      935         Quebec Province (Canada)                                                          5.50   04/11/06       960,983
    1,285         Quebec Province (Canada)                                                         6.125   01/22/11     1,412,897
    2,640         United Mexican States (Mexico)                                                   8.375   01/14/11     3,108,600
      945         United Mexican States Corp. (Mexico)                                             8.625   03/12/08     1,068,323
                                                                                                                     ------------
                  TOTAL FOREIGN GOVERNMENT OBLIGATIONS
                  (Cost $6,632,946)                                                                                     6,550,803
                                                                                                                     ------------
                  ASSET-BACKED SECURITIES (20.8%)
                  Finance/Rental/Leasing
    2,600         American Express Credit Account Master Trust 2003-4 A                             1.69   01/15/09     2,541,643
    2,100         American Express Credit Account Master Trust 2001-2 A                             5.53   10/15/08     2,151,774
    2,000         Americredit Automoblie Receivables Trust 2004-BM A3                               2.07   08/06/08     1,965,749
      997         BMW Vehicle Owner Trust 2002-2A4                                                  4.46   05/25/07     1,002,699
    1,319         Capital Auto Receivables Asset Trust 2002-2A                                      3.58   10/16/06     1,322,599
      931         Capital Auto Receivables Asset Trust 2002-2A                                      4.50   10/15/07       935,114
    2,700         Chase Credit Card Master Trust 2001-4 A                                           5.50   11/17/08     2,777,613
      869         Chase Manhattan Auto Owner Trust 2002A                                            4.24   09/15/08       873,399
    1,336         Chase Manhattan Auto Owner Trust 2002-B A4                                        4.21   01/15/09     1,345,615
    3,600         Chase Manhattan Auto Owner Trust 2004-A A4                                        2.83   09/15/10     3,525,418
    4,000         Chase Manhattan Auto Owner Trust 2003-C A4                                        2.94   06/15/10     3,947,317
    2,200         Citibank Credit Card Issuance Trust 2000-A1 A1                                    6.90   10/15/07     2,257,625
    2,275         Citibank Credit Card Issuance Trust 2002A                                         4.40   05/15/07     2,286,332
    1,700         Citibank Credit Card Issuance Trust 2003-A2                                       2.70   01/15/08     1,691,548
      140         Connecticut RRB Special Purpose Trust CL&P-1                                      5.36   03/30/07       141,214
    1,157         Daimler Chrysler Auto Trust 2002-A A4                                             4.49   10/06/08     1,162,876
    2,650         Daimler Chrysler Auto Trust 2002-C A3                                             3.09   01/08/08     2,644,180
    2,600         Daimler Chrysler Auto Trust 2003-B A4                                             2.86   03/09/09     2,566,604
    3,700         Diamler Chrysler Auto Trust 2004-A A4                                             2.58   04/08/09     3,622,895
    2,500         Fleet Credit Card Master Trust II 2002-C                                          2.75   04/15/08     2,494,150
       24         Ford Credit Auto Owner Trust 2002-B A3A                                           4.14   12/15/05        23,936
      375         Ford Credit Auto Owner Trust 2002-B A4                                            4.75   08/15/06       377,383
    2,184         Ford Credit Auto Owner Trust 2002-C A4                                            3.79   09/15/06     2,189,909
    2,000         Ford Credit Auto Owner Trust 2002-D                                               3.13   11/15/06     2,000,410
    1,454         Harley-Davidson Motorcycle Trust 2002-1                                           4.50   01/15/10     1,471,077
    1,302         Harley-Davidson Motorcycle Trust 2002-2                                           3.09   06/15/10     1,300,211
    1,500         Harley-Davidson Motorcycle Trust 2003-1                                           2.63   11/15/10     1,481,879
    3,300         Harley-Davidson Motorcycle Trust 2003-3 A2                                        2.76   05/15/11     3,267,786
    1,500         Honda Auto Receivables Owner Trust 2002-4                                         2.70   03/17/08     1,490,592
    2,000         Honda Auto Receivables Owner Trust 2003-1                                         2.48   07/18/08     1,982,682
    3,800         Honda Auto Receivables Owner Trust 2003-3 A4                                      2.77   11/21/08     3,741,200
    1,100         Hyundai Auto Receivables Trust 2003-A A3                                          2.33   11/15/07     1,090,578
    1,000         MBNA Credit Card Master Trust 1997-JA                                             3.90   11/15/07     1,004,118
    3,500         MBNA Credit Card Master Trust 2004-A4 A4                                          2.70   09/15/09     3,434,224
      146         Nissan Auto Receivables Owner Trust 2001-C A4                                     4.80   02/15/07       146,784
      712         Nissan Auto Receivables Owner Trust 2002B                                         4.60   09/17/07       716,092
    3,500         Nissan Auto Receivables Owner Trust 2003-A A4                                     2.61   07/15/08     3,461,114
    2,900         Nissan Auto Receivables Owner Trust 2004-A A4                                     2.76   07/15/09     2,836,543
      650         Nordstrom Private Label Credit Card Master Trust - 144A* 2001-1A A                4.82   04/15/10       663,232
    3,700         USAA Auto Owner Trust 2004-1 A4                                                   2.67   10/15/10     3,623,417
    2,500         USAA Auto Owner Trust 2004-3 A3                                                   3.16   02/17/09     2,484,365
      562         Volkswagen Auto Lease Trust 2002-A                                                2.36   12/20/05       562,415
    4,000         Whole Auto Loan Trust 2003-1 A4                                                   2.58   03/15/10     3,938,114
    3,000         William Street Funding Corp.- 144A* 2003-1 A  +                                   2.40   04/23/06     3,004,530
                                                                                                                     ------------
                  TOTAL-ASSET BACKED SECURITIES
                  (Cost $88,946,708)                                                                                   87,548,955
                                                                                                                     ------------
                  U.S. GOVERNMENT AGENCIES -
                  COLLATERALIZED MORTGAGE OBLIGATIONS (0.5%)
    1,910         Federal Home Loan Mortgage Corp.                                                  5.50   02/15/12     1,926,375
      327         Federal National Mortgage Assoc.                                                  5.50   07/25/16       326,938
                                                                                                                     ------------
                  TOTAL U.S. GOVERNMENT AGENCIES - COLLATERALIZED MORTGAGE OBLIGATIONS
                  (Cost $2,290,015)                                                                                     2,253,313
                                                                                                                     ------------
                  SHORT-TERM INVESTMENTS (2.1%)
                  U.S. GOVERNMENT OBLIGATION (a) (0.2%)
      700         U.S. Treasury Bill**  (Cost $698,121)                                            1.895   03/24/05       698,121
                                                                                                                     ------------
                  REPURCHASE AGREEMENT (1.9%)
    7,969         Joint repurchase agreement account (dated 01/31/05;
                  proceeds $7,969,550) (b) (Cost $7,969,000)                                       2.485   02/01/05     7,969,000
                                                                                                                     ------------
                  TOTAL SHORT-TERM INVESTMENTS
                  (Cost $8,667,121)                                                                                     8,667,121
                                                                                                                     ------------
                  TOTAL INVESTMENTS
                  (Cost $424,547,786) (c )(d)                                                                  99.7%  420,205,265

                  OTHER ASSETS IN EXCESS OF LIABILITIES                                                         0.3     1,145,034
                                                                                                           --------  ------------

                  NET ASSETS                                                                                  100.0% $421,350,299
                                                                                                           ========  ============

----------
 PC   Participation Certificate.

ARM   Adjustable Rate Mortgage.

 *    Resale is restricted to qualified institutional investors.

 ** A portion of these securities have been physically segregated in connection with open futures contracts in the amount of $369,090.

+ Floating rate security; rate shown is the rate in effect at January 31, 2005.

(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(b)   Collateralized by federal agency and U.S. Treasury obligations.

(c) Securities have been designated as collateral in an amount equal to $99,711,440, in connection with securities purchased on a forward commitment basis and open futures contracts.

(d) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $920,318 and the aggregate gross unrealized depreciation is $6,088,115, resulting in net unrealized depreciation of $5,167,797.

FUTURES CONTRACTS OPEN AT JANUARY 31, 2005:

                                                                                                     UNREALIZED
NUMBER OF                                 DESCRIPTION, DELIVERY              UNDERLYING FACE        APPRECIATION/
CONTRACTS         LONG/SHORT                  MONTH AND YEAR                 AMOUNT AT VALUE        (DEPRECIATION)
---------         ----------         --------------------------------        ---------------        --------------
141                 Long             U.S. Treasury Notes 2 Year,             $    29,477,813           ($ 77,341)
                                              March 2005

411                 Short            U.S. Treasury Notes 5 Year,                 (44,901,750)            226,403
                                              March 2005

228                 Short            U.S. Treasury Notes 10 Year,                (25,596,564)            (86,500)
                                              March 2005
                                                                                                       ---------

                                     Net unrealized appreciation.............................           $ 62,562
                                                                                                       =========

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Limited Duration Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 22, 2005

                                        3